Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Summary of trade and other receivables

	2022 £m	2023 £m
Trade receivables	2,193	2,144
Loss allowance	(118)	(119)
	2,075	2,025
Prepayments and accrued income	310	288
Current tax receivable	15	6
Net finance lease receivable	5	4
Total	2,405	2,323

Summary of movements in loss allowance

	2022 £m	2023 £m
At start of year	106	118
Charge for the year	11	8
Trade receivables written off	(7)	(3)
Exchange translation differences	8	(4)
At end of year	118	119